Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenue by Geographic Location
The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2018		December 31, 2017
	$	%	$	%
Canada	70,774	6.6%	48,107	7.2%
United States	755,454	70.4%	478,286	71.0%
United Kingdom	69,596	6.5%	44,590	6.6%
Australia	47,937	4.5%	31,625	4.7%
Rest of World	129,468	12.0%	70,696	10.5%
	1,073,229	100.0%	673,304	100.0%

Long-lived Assets by Geographic Location
The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2018		December 31, 2017
	$	%	$	%
Canada	58,460	94.9%	40,309	80.0%
United States	1,593	2.6%	9,633	19.2%
Rest of World	1,559	2.5%	418	0.8%
	61,612	100.0%	50,360	100.0%